Unaudited Consolidated Condensed Statements of Operations - USD ($)	2 Months Ended	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating expenses	$ 26,704	$ 1,440,467		$ 2,936,265
General and administrative expenses		30,000		60,000		$ 297,469
Administrative fee – related party	(26,704)	(1,470,467)		(2,996,265)
Loss from operations		(19,566,500)		(21,291,500)		(352,308)
Change in fair value of warrant liabilities		6,973		74,244		(8,613,000)
Net gain from investments held in Trust Accounts	(26,704)	(21,029,994)		(24,213,521)		191,130
Net loss						(9,462,708)
Operating expenses:
Financing cost – derivative warrant liabilities						(688,530)
Operating expenses
General and administrative – related party						54,839
Vicarious Surgical US Inc. [Member]
General and administrative expenses		2,279,000	$ 577,000	3,676,000	$ 1,119,000	2,328,000	$ 2,054,000
Loss from operations		(6,612,000)	(3,068,000)	(11,843,000)	(5,860,000)	(12,985,000)	(9,783,000)
Net loss		(6,638,000)	(3,047,000)	(11,869,000)	(5,750,000)	(12,875,000)	(9,314,000)
Operating expenses:
Research and development		4,008,000	2,310,000	7,616,000	4,327,000	9,796,000	7,479,000
Sales and marketing		325,000	181,000	551,000	414,000	861,000	250,000
Total operating expenses		6,612,000	3,068,000	11,843,000	5,860,000	12,985,000	9,783,000
Interest income		1,000	22,000	2,000	112,000	113,000	471,000
Interest expense		(27,000)	(1,000)	(28,000)	(2,000)	(3,000)	(2,000)
Loss before income taxes		(6,638,000)	(3,047,000)	(11,869,000)	(5,750,000)	(12,875,000)	(9,314,000)
Provision for income taxes
Class A Ordinary Shares
Weighted average shares outstanding, basic and diluted (in Shares)		34,500,000		34,500,000		34,312,500
Basic and diluted net income per share (in Dollars per share)		$ 0		$ 0		$ 0.01
Class B Ordinary Shares
Weighted average shares outstanding, basic and diluted (in Shares)	7,500,000	8,625,000		8,625,000		8,280,711
Basic and diluted net income per share (in Dollars per share)	$ 0	$ (2.44)		$ (2.82)		$ (1.17)
Class A and Class B Common Share | Vicarious Surgical US Inc. [Member]
Basic and diluted net income per share (in Dollars per share)		$ (1.03)	$ (0.55)	$ (1.85)	$ (1.02)	$ (2.22)	$ (1.89)